TAXATION (Details 4)	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 USD ($)
Reconciliation of differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Tax differential from statutory rate applicable to Subsidiaries in the PRC (as a percent)	(98.00%)	(15.00%)	(17.00%)
Non-deductible expenses incurred (as a percent)	106.00%	11.00%	10.00%
Change in valuation allowance (as a percent)	64.00%	5.00%	3.00%
Withholding tax rate (as a percent)			10.00%
Effective CIT rate (as a percent)	97.00%	26.00%	31.00%
Deferred tax assets:
Loss carry forward	200,151,440	86,735,795
Accrued liability for customer reward related programs	82,762,839	60,078,932
Accrued staff salary	74,414,938	34,842,016
Others	19,623,649	2,058,552
Less: Valuation allowance of deferred tax assets	(183,449,500)	(86,735,795)	(37,852,274)	(14,785,786)
Total deferred tax assets	193,503,366	96,979,500			31,187,082
Deferred tax liabilities, non-current:
Recognition of intangible assets arise from business combinations	(132,506,644)	(63,197,155)
Net deferred tax assets	60,996,722	33,782,345
Operating tax loss carry forwards	801,000,000
Movement of valuation allowances
Balance at beginning of year	86,735,795	37,852,274	14,785,786
Current year additions	96,713,705	48,883,521	27,991,746
Current year disposal due to divestitures			(4,925,258)
Balance at end of year	183,449,500	86,735,795	37,852,274	14,785,786